UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09453

Nuveen Michigan Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Michigan Dividend Advantage Municipal Fund (NZW)
	November 30, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.8% (2.5% of Total Investments)
$ 1,250	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	B2	$ 1,122,075
	Series 2008A, 6.875%, 6/01/42
	Education and Civic Organizations – 10.5% (6.8% of Total Investments)
250	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007, 5.250%, 11/01/36	11/16 at 100.00	BB+	180,608
85	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding	10/21 at 100.00	BBB–	85,000
	Bonds, Detroit Service Learning Academy Project, Series 2011, 7.000%, 10/01/31 (WI/DD,
	Settling 12/13/11)
1,150	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds,	3/12 at 100.00	N/R	1,042,544
	Kettering University, Series 2001, 5.000%, 9/01/26 – AMBAC Insured
250	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	217,250
	Montessori Academy, Series 2007, 6.500%, 12/01/37
1,500	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	Aa1	1,572,405
3,235	Total Education and Civic Organizations			3,097,807
	Health Care – 26.4% (17.2% of Total Investments)
500	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson	7/21 at 100.00	A1	500,920
	Healthcare, Refunding Series 2011A, 5.000%, 7/01/29
90	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Alligiance	6/20 at 100.00	AA–	90,340
	Health, Refunding Series 2010A, 5.000%, 6/01/37 – AGM Insured
	Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds, Spectrum Health System,
	Refunding Series 2011C:
500	5.000%, 1/15/31	1/22 at 100.00	AA	509,325
500	5.000%, 1/15/42	No Opt. Call	AA	497,270
1,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	No Opt. Call	AA	1,000,390
	5.000%, 12/01/39
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,
	Refunding Series 2009:
150	5.000%, 11/15/20	11/19 at 100.00	A1	162,581
475	5.750%, 11/15/39	11/19 at 100.00	A1	487,635
775	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group,	4/13 at 100.00	A	779,828
	Series 2002A, 5.750%, 4/01/32
150	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, MidMichigan Obligated	6/19 at 100.00	AA–	157,467
	Group, Series 2009A, 5.875%, 6/01/39 – AGC Insured
80	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, McLaren	No Opt. Call	Aa3	79,955
	Healthcare Corporation, Series 1998A, 5.000%, 6/01/28
915	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health	12/12 at 100.00	AA	921,469
	Credit Group, Series 2002C, 5.375%, 12/01/30
	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital,
	Series 2005A:
500	5.000%, 5/15/26	5/15 at 100.00	Baa3	469,580
400	5.000%, 5/15/34	5/15 at 100.00	Baa3	350,104
100	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	118,893
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
1,700	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	5/12 at 100.00	A1	1,699,966
	Hospital, Series 2001M, 5.250%, 11/15/31 – NPFG Insured
7,835	Total Health Care			7,825,723
	Housing/Multifamily – 8.5% (5.6% of Total Investments)
1,700	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily	8/12 at 102.00	Aaa	1,724,871
	Housing Revenue Bonds, Cranbrook Apartments, Series 2001A, 5.400%, 2/20/31 (Alternative
	Minimum Tax)
500	Michigan Housing Development Authority, Multifamily Housing Revenue Bonds, Series 1988A,	11/14 at 101.00	AA	500,500
	3.375%, 11/01/16 (Alternative Minimum Tax)
200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%,	7/15 at 100.00	AA	202,090
	4/01/31 – AGM Insured (Alternative Minimum Tax)
100	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009A,	10/18 at 100.00	AA	104,533
	5.700%, 10/01/39
2,500	Total Housing/Multifamily			2,531,994
	Housing/Single Family – 3.3% (2.1% of Total Investments)
500	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series	6/20 at 100.00	AAA	510,720
	2010C, 5.500%, 12/01/28 (Alternative Minimum Tax)
455	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series	6/21 at 100.00	AAA	469,574
	2011A, 4.600%, 12/01/26
955	Total Housing/Single Family			980,294
	Industrials – 1.7% (1.1% of Total Investments)
500	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Republic Services Inc., Series	No Opt. Call	BBB	509,675
	2001, 4.250%, 8/01/31 (Mandatory put 4/01/14) (Alternative Minimum Tax)
	Tax Obligation/General – 35.8% (23.2% of Total Investments)
200	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement	5/18 at 100.00	AA+	209,546
	Series 2008, 5.000%, 5/01/38
437	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/17 at 100.00	Aa2	445,478
	Bonds, Tender Option Bond Trust 2008-1096, 7.950%, 5/01/32 – NPFG Insured (IF)
	Comstock Park Public Schools, Kent County, Michigan, General Obligation Bonds, School Building &
	Site, Series 2011B:
150	5.500%, 5/01/36	5/21 at 100.00	AA–	159,807
290	5.500%, 5/01/41	5/21 at 100.00	AA–	308,276
50	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building	2/12 at 100.00	A3	50,112
	Authority Stadium Bonds, Series 1997, 5.500%, 2/01/17 – FGIC Insured
300	Grand Rapids, Michigan, General Obligation Bonds, Capital Improvement Series 2007, 5.000%,	9/17 at 100.00	AA	318,189
	9/01/27 – NPFG Insured
500	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site	5/14 at 100.00	Aa2	537,400
	Bonds, Series 2004, 5.000%, 5/01/22 – AGM Insured
430	Lowell Area Schools, Counties of Ionia and Kent, Michigan, General Obligation Bonds, Series	5/17 at 100.00	Aa2	439,494
	2007, 5.000%, 5/01/37 – AGM Insured
400	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AA–	418,596
	Series 2005, 5.000%, 6/01/18 – AGM Insured
500	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A,	12/21 at 100.00	Aa2	584,075
	5.000%, 12/01/22
100	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/25	5/19 at 100.00	Aa2	113,491
1,410	New Haven Community Schools, Macomb County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	Aa2	1,494,797
	5.000%, 5/01/25 – AGM Insured
420	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds,	5/17 at 100.00	Aaa	432,529
	Series 2007, 5.000%, 5/01/36 – AGM Insured
1,000	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007, 5.000%,	8/17 at 100.00	Aaa	1,046,870
	8/01/30 – NPFG Insured (UB)
235	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option	No Opt. Call	Aa2	236,241
	Bond Trust 2836, 11.227%, 5/01/15 – AGM Insured (IF)
750	Plainwell Community Schools, Allegan County, Michigan, General Obligation Bonds, School	5/18 at 100.00	Aa2	790,980
	Building & Site, Series 2008, 5.000%, 5/01/28 – AGC Insured
100	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	Aa2	103,462
	5/01/33 – AGM Insured
25	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series	12/19 at 100.00	AA–	27,079
	2009, 5.125%, 12/01/33 – AGC Insured
330	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series	5/17 at 100.00	Aa2	339,844
	2007, 5.000%, 5/01/32 – NPFG Insured
100	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	Aa2	103,236
	5/01/34 – AGM Insured
225	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building	5/18 at 100.00	Aa2	230,636
	and Site, Series 2008, 5.000%, 5/01/38 – AGM Insured
25	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A,	12/19 at 100.00	A3	27,027
	6.750%, 11/01/39
1,690	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/12 at 100.00	BBB+	1,638,590
	Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 – NPFG Insured
500	Wayne Westland Community Schools, Michigan, General Obligation Bonds, Series 2004, 5.000%,	11/14 at 100.00	Aa2	545,745
	5/01/17 – AGM Insured
10,167	Total Tax Obligation/General			10,601,500
	Tax Obligation/Limited – 15.4% (10.0% of Total Investments)
150	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16	No Opt. Call	A–	156,939
	(Alternative Minimum Tax)
265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42 (WI/DD,	1/22 at 100.00	A	269,585
	Settling 12/01/11)
	Grand Rapids Building Authority, Kent County, Michigan, General Obligation Bonds, Refunding
	Series 2011:
560	5.000%, 10/01/28	10/21 at 100.00	AA	590,453
500	5.000%, 10/01/30	10/21 at 100.00	AA	520,270
500	5.000%, 10/01/31	10/21 at 100.00	AA	517,050
485	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007,	No Opt. Call	N/R	500,986
	5.125%, 5/01/14
	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA:
1,520	0.000%, 10/15/28 – AGM Insured	10/16 at 55.35	AA–	637,397
720	5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	Aa3	729,115
700	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes,	10/19 at 100.00	BBB	647,087
	Series 2009A-1, 5.000%, 10/01/39
5,400	Total Tax Obligation/Limited			4,568,882
	Transportation – 2.7% (1.7% of Total Investments)
250	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	259,458
	Refunding Series 2007, 5.000%, 12/01/12 – FGIC Insured
500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	530,845
	Refunding Series 2011A, 5.000%, 12/01/21 (Alternative Minimum Tax)
750	Total Transportation			790,303
	U.S. Guaranteed – 16.6% (10.8% of Total Investments) (4)
1,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	5/12 at 100.00	Aa2 (4)	1,022,200
	Improvement Bonds, Series 2001A, 5.500%, 5/01/21 (Pre-refunded 5/01/12) – AGM Insured
720	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AA– (4)	770,825
	7/01/17 (Pre-refunded 7/01/13) – AGM Insured
1,235	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A,	1/12 at 100.00	A2 (4)	1,240,385
	5.250%, 1/01/24 (Pre-refunded 1/01/12) – AMBAC Insured
85	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health	12/12 at 100.00	N/R (4)	89,338
	Credit Group, Series 2002C, 5.375%, 12/01/30 (Pre-refunded 12/01/12)
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital,
	Series 2005:
425	5.000%, 5/15/30 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	484,296
335	5.000%, 5/15/37 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	381,739
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
85	6.000%, 8/01/26 (ETM)	No Opt. Call	Baa2 (4)	113,456
615	6.000%, 8/01/26 (ETM)	No Opt. Call	AA+ (4)	820,890
4,500	Total U.S. Guaranteed			4,923,129
	Utilities – 11.0% (7.1% of Total Investments)
1,115	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,	7/13 at 100.00	AA–	1,165,253
	Series 2003A, 5.000%, 7/01/21 – AGM Insured
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,
	Series 2008A:
50	5.000%, 7/01/28	7/18 at 100.00	AA–	52,794
750	5.000%, 7/01/32	7/18 at 100.00	AA–	776,543
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Tender Option Bond
	Trust 4700:
100	17.770%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	120,988
250	17.924%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	302,470
	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2011:
500	5.000%, 1/01/26 – AGM Insured	1/21 at 100.00	AA–	533,245
290	5.000%, 1/01/27 – AGM Insured	No Opt. Call	AA–	308,151
3,055	Total Utilities			3,259,444
	Water and Sewer – 18.3% (11.9% of Total Investments)
1,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A,	7/16 at 100.00	AA–	1,007,080
	5.000%, 7/01/34 – AGM Insured
1,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	A	1,061,010
	7/01/29 – FGIC Insured
280	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AA–	289,926
	7/01/17 – AGM Insured
125	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008, 5.000%, 1/01/38	1/18 at 100.00	AA+	128,525
150	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 –	1/19 at 100.00	Aa1	158,241
	AGC Insured
1,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2005,	10/15 at 100.00	AAA	1,132,460
	5.000%, 10/01/19
500	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007,	10/17 at 100.00	AAA	558,629
	5.000%, 10/01/23
500	Port Huron, Michigan, Water Supply System Revenue Bonds, Series 2011, 5.250%, 10/01/31	10/21 at 100.00	A	510,559
500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa2	517,394
	6.000%, 7/01/44
50	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22 –	7/18 at 100.00	A	53,750
	NPFG Insured
5,105	Total Water and Sewer			5,417,574
$ 45,252	Total Investments (cost $44,092,536) – 154.0%			45,628,400
	Floating Rate Obligations – (2.2)%			(665,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (55.0)% (6)			(16,313,000)
	Other Assets Less Liabilities – 3.2%			984,856
	Net Assets Applicable to Common Shares – 100%			$ 29,635,256

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$45,628,400	$ —	$45,628,400

During the period ended November 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2011, the cost of investments was $43,456,845.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2011, were as follows:

Gross unrealized:
Appreciation	$1,760,001
Depreciation	(253,379)
Net unrealized appreciation (depreciation) of investments	$1,506,622

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.8%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Michigan Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         January 27, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         January 27, 2012